PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 164,923	$ 165,992
Additions, net of disposals and assets reclassified as held for sale	11,926
Disposals, property, plant and equipment	9,267
Depreciation expenses	(3,933)
Foreign currency translation	27
Increase (decrease) in property, plant and equipment	(1,069)
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	178	13,562
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,450	74,096
Additions, net of disposals and assets reclassified as held for sale	3,577
Disposals, property, plant and equipment	4,207
Depreciation expenses	(1,140)
Foreign currency translation	1,124
Increase (decrease) in property, plant and equipment	(646)
Property, plant and equipment [member]
Right-of-use assets	874	866
Energy | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	527
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,237	68,440
Additions, net of disposals and assets reclassified as held for sale	3,348
Disposals, property, plant and equipment	1,844
Depreciation expenses	(1,729)
Foreign currency translation	(978)
Increase (decrease) in property, plant and equipment	(1,203)
Property, plant and equipment [member]
Right-of-use assets	4,200	4,400
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	11,855
Real Estate1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	237	225
Additions, net of disposals and assets reclassified as held for sale	30
Disposals, property, plant and equipment	0
Depreciation expenses	(16)
Foreign currency translation	(2)
Increase (decrease) in property, plant and equipment	12
Property, plant and equipment [member]
Right-of-use assets	72	63
Real Estate1 [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		970
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,818	11,319
Additions, net of disposals and assets reclassified as held for sale	1,795
Disposals, property, plant and equipment	2,798
Depreciation expenses	(750)
Foreign currency translation	74
Increase (decrease) in property, plant and equipment	(1,501)
Property, plant and equipment [member]
Right-of-use assets	7,000	7,200
Private Equity and Other | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	178
Private Equity and Other [Member]
Property, plant and equipment [member]
Right-of-use assets	872	861
Private Equity and Other [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		210
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,181	11,912
Additions, net of disposals and assets reclassified as held for sale	3,176
Disposals, property, plant and equipment	418
Depreciation expenses	(298)
Foreign currency translation	(191)
Increase (decrease) in property, plant and equipment	2,269
Property, plant and equipment [member]
Right-of-use assets	987	$ 1,000
Asset management | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Core & T&D (Real Estate) [Member] | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0